Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.44%
Aerospace & Defense–1.33%
General Dynamics Corp.	23,582	$3,120,134
Raytheon Co.	13,400	1,757,410
		4,877,544
Agricultural & Farm Machinery–0.55%
Deere & Co.	14,745	2,037,169
Air Freight & Logistics–1.04%
United Parcel Service, Inc., Class B	40,786	3,810,228
Apparel Retail–1.34%
TJX Cos., Inc. (The)	103,204	4,934,183
Apparel, Accessories & Luxury Goods–0.46%
Columbia Sportswear Co.	24,086	1,680,480
Asset Management & Custody Banks–0.37%
Federated Hermes, Inc., Class B	70,563	1,344,225
Brewers–3.06%
Anheuser-Busch InBev S.A./N.V. (Belgium)	85,090	3,778,703
Heineken N.V. (Netherlands)	89,292	7,473,566
		11,252,269
Construction Machinery & Heavy Trucks–1.05%
Cummins, Inc.	28,593	3,869,205
Consumer Finance–1.11%
American Express Co.	47,601	4,075,122
Data Processing & Outsourced Services–1.35%
Automatic Data Processing, Inc.	36,310	4,962,851
Diversified Chemicals–0.70%
BASF SE (Germany)	53,314	2,576,854
Electric Utilities–12.87%
American Electric Power Co., Inc.	68,781	5,501,104
Duke Energy Corp.	63,258	5,116,307
Entergy Corp.	131,691	12,375,003
Exelon Corp.	245,219	9,026,512
PPL Corp.	365,024	9,008,792
SSE PLC (United Kingdom)	388,736	6,273,846
		47,301,564
Electrical Components & Equipment–1.81%
ABB Ltd. (Switzerland)	288,820	5,078,192
Emerson Electric Co.	33,383	1,590,700
		6,668,892
Fertilizers & Agricultural Chemicals–0.50%
Nutrien Ltd. (Canada)	54,257	1,854,831
Food Distributors–0.86%
Sysco Corp.	69,505	3,171,513
General Merchandise Stores–1.43%
Target Corp.	56,505	5,253,270
Shares		Value
Household Products–6.02%
Kimberly-Clark Corp.	77,104	$9,859,289
Procter & Gamble Co. (The)	111,581	12,273,910
		22,133,199
Industrial Conglomerates–2.02%
3M Co.	28,605	3,904,869
Siemens AG (Germany)	40,848	3,515,719
		7,420,588
Industrial Machinery–1.89%
Flowserve Corp.	204,486	4,885,171
Pentair PLC	68,862	2,049,333
		6,934,504
Integrated Oil & Gas–3.27%
Royal Dutch Shell PLC, Class B (United Kingdom)	76,016	1,274,554
Suncor Energy, Inc. (Canada)	202,317	3,228,906
TOTAL S.A. (France)	194,224	7,531,903
		12,035,363
Integrated Telecommunication Services–3.85%
AT&T, Inc.	330,771	9,641,974
BT Group PLC (United Kingdom)	333,026	485,727
Deutsche Telekom AG (Germany)	304,088	4,026,289
		14,153,990
IT Consulting & Other Services–0.64%
International Business Machines Corp.	21,137	2,344,727
Motorcycle Manufacturers–0.91%
Harley-Davidson, Inc.	177,735	3,364,524
Movies & Entertainment–0.46%
Walt Disney Co. (The)	17,574	1,697,648
Multi-line Insurance–2.54%
Hartford Financial Services Group, Inc. (The)	264,498	9,320,910
Multi-Utilities–6.16%
Consolidated Edison, Inc.	56,458	4,403,724
Dominion Energy, Inc.	148,240	10,701,446
Sempra Energy	66,792	7,546,828
		22,651,998
Oil & Gas Equipment & Services–0.47%
Baker Hughes Co., Class A	165,403	1,736,732
Oil & Gas Exploration & Production–1.06%
ConocoPhillips	126,959	3,910,337
Packaged Foods & Meats–12.36%
Campbell Soup Co.	219,113	10,114,256
Danone S.A. (France)	34,117	2,200,363
General Mills, Inc.	288,704	15,234,910
Kraft Heinz Co. (The)	109,706	2,714,126
Mondelez International, Inc., Class A	172,453	8,636,446
Nestle S.A. (Switzerland)	63,446	6,539,267
		45,439,368

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Paper Packaging–2.30%
Avery Dennison Corp.	19,858	$2,022,934
International Paper Co.	115,671	3,600,838
Sonoco Products Co.	60,982	2,826,516
		8,450,288
Personal Products–1.55%
L’Oreal S.A. (France)	21,671	5,688,594
Pharmaceuticals–8.88%
Bayer AG (Germany)	95,939	5,631,640
Bristol-Myers Squibb Co.	99,700	5,557,278
Eli Lilly and Co.	63,123	8,756,423
Johnson & Johnson	44,271	5,805,256
Merck & Co., Inc.	89,482	6,884,745
		32,635,342
Property & Casualty Insurance–1.66%
Travelers Cos., Inc. (The)	61,524	6,112,409
Regional Banks–6.04%
Comerica, Inc.	46,736	1,371,234
Cullen/Frost Bankers, Inc.	39,772	2,218,880
Fifth Third Bancorp	176,885	2,626,742
KeyCorp	131,896	1,367,762
M&T Bank Corp.	64,821	6,704,436
PNC Financial Services Group, Inc. (The)	34,121	3,266,062
Zions Bancorporation N.A.	173,905	4,653,698
		22,208,814
Shares		Value
Restaurants–0.25%
Darden Restaurants, Inc.	16,924	$921,681
Soft Drinks–2.55%
Coca-Cola Co. (The)	211,970	9,379,673
Specialized REITs–1.22%
Weyerhaeuser Co.	264,451	4,482,444
Specialty Chemicals–0.51%
DuPont de Nemours, Inc.	55,304	1,885,866
Total Common Stocks & Other Equity Interests (Cost $351,322,446)		354,579,199
Money Market Funds–3.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	4,444,774	4,444,774
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(b)	3,044,443	3,043,225
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	5,079,742	5,079,742
Total Money Market Funds (Cost $12,569,288)		12,567,741
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $363,891,734)		367,146,940
OTHER ASSETS LESS LIABILITIES—0.14%		510,875
NET ASSETS–100.00%		$367,657,815
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/03/2020	Goldman Sachs & Co.	USD	1,603,103	EUR	1,456,963	$3,826
04/03/2020	Royal Bank of Canada	EUR	1,640,232	USD	1,826,269	17,206
Subtotal—Appreciation						21,032
Currency Risk
04/03/2020	Bank Of America	EUR	10,308,479	USD	11,353,243	(16,296)
04/03/2020	Goldman Sachs & Co.	USD	4,125,871	EUR	3,703,969	(40,650)
04/03/2020	Royal Bank of Canada	EUR	10,307,377	USD	11,352,886	(15,439)
04/03/2020	State Street Bank & Trust Co.	USD	2,082,172	EUR	1,840,721	(51,984)
Subtotal—Depreciation						(124,369)
Total Forward Foreign Currency Contracts						$(103,337)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$292,503,982	$62,075,217	$—	$354,579,199
Money Market Funds	12,567,741	—	—	12,567,741
Total Investments in Securities	305,071,723	62,075,217	—	367,146,940
Other Investments - Assets*
Forward Foreign Currency Contracts	—	21,032	—	21,032
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(124,369)	—	(124,369)
Total Other Investments	—	(103,337)	—	(103,337)
Total Investments	$305,071,723	$61,971,880	$—	$367,043,603

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Diversified Dividend Fund